Profit appropriation and restricted net assets - Condensed Statements of Operations and Comprehensive Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Sales and marketing expenses	$ (23,637)	$ (13,279)	$ (3,430)
Product development expenses	(3,088)	(2,865)	(135)
General and administrative expenses	(7,727)	(8,068)	(1,685)
Share of income/(loss) of discontinued operations		(29,712)	22,929
Total operating expenses	(34,452)	(24,212)	(5,250)
Loss from operations	(13,663)	(12,358)	(4,592)
Loss before income tax expenses	(14,914)	(12,784)	(4,091)
Income tax expenses	(118)	(60)	(100)
Net loss from continuing operations	(15,032)	(12,844)	(4,191)
Less: net income/(loss) from discontinuing operations		(29,712)	22,929
Net income/(loss), all attributable to the Company's ordinary shareholders	(15,032)	(42,556)	18,738
Comprehensive income/(loss):
Net income/(loss)	(15,032)	(42,556)	18,738
Other comprehensive income/(loss)
Foreign currency translation adjustments	(627)	9,082	(4,324)
Total comprehensive income/(loss)	(15,659)	(36,201)	14,414
Less: comprehensive income attributable to noncontrolling interests	2
Total comprehensive income/(loss) attributable to ordinary shareholders	(15,661)	(36,201)	14,414
Condensed
Operating expenses:
Sales and marketing expenses	0	(55)	0
Product development expenses	0	(1,240)	0
General and administrative expenses	(1,410)	(2,480)	(850)
Share of loss of subsidiaries and the VIEs	(13,350)	(8,060)	(3,687)
Total operating expenses	(14,760)	(11,835)	(4,537)
Loss from operations	(14,760)	(11,835)	(4,537)
Others	(272)	(1,008)	363
Loss before income tax expenses	(15,032)	(12,843)	(4,174)
Income tax expenses	0	(1)	(17)
Net loss from continuing operations	(15,032)	(12,844)	(4,191)
Less: net income/(loss) from discontinuing operations	0	(29,712)	22,929
Net income/(loss), all attributable to the Company's ordinary shareholders	(15,032)	(42,556)	18,738
Comprehensive income/(loss):
Net income/(loss)	(15,032)	(42,556)	18,738
Other comprehensive income/(loss)
Foreign currency translation adjustments	(627)	9,082	(4,324)
Reclassification of exchange differences on translation of operations to consolidated statement of operations	0	(2,727)	0
Total comprehensive income/(loss)	(15,659)	(36,201)	14,414
Less: comprehensive income attributable to noncontrolling interests	2	0	0
Total comprehensive income/(loss) attributable to ordinary shareholders	$ (15,661)	$ (36,201)	$ 14,414